COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE OF ANNUAL RENT
Lease Term		Annual Rent
10/01/2025	09/30/2026	$50,008
10/1/2026	09/30/2027	$52,808
10/01/2027	09/30/2028	$55,608

Operating Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SCHEDULE OF ANNUAL RENT

Lease Term		Annual Rent
9/20/2024	9/30/2026	$7,200.00
10/1/2026	12/31/2027	$7,920.00
1/1/2028	12/31/2030	$8,712.00

We pay annual rent as follows:

Lease Term		Annual Rent
10/01/2025	09/30/2026	$50,008
10/1/2026	09/30/2027	$52,808
10/01/2027	09/30/2028	$55,608